Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current tax provision	$ 860,730	$ 820,886	$ 2,024,388
Current tax recovery			(4,974,763)
Deferred tax provision (benefit)	(418,131)	(1,471,938)	11,526
Total	$ 442,599	$ (651,052)	$ (2,938,849)